Shareholders’ Equity (Deficit) (Details) - Schedule of Outstanding Options Granted	12 Months Ended
Dec. 31, 2023 $ / shares shares
Shareholders’ Equity (Deficit) (Details) - Schedule of Outstanding Options Granted [Line Items]
Options outstanding	16,781
Options exercisable	12,030
April 2016 [Member]
Shareholders’ Equity (Deficit) (Details) - Schedule of Outstanding Options Granted [Line Items]
Options outstanding	199
Average Exercise price per share (in Dollars per share) | $ / shares	$ 93
Options exercisable	199
Exercisable through	April 2026
December 2016 [Member]
Shareholders’ Equity (Deficit) (Details) - Schedule of Outstanding Options Granted [Line Items]
Options outstanding	239
Average Exercise price per share (in Dollars per share) | $ / shares	$ 117.9
Options exercisable	239
Exercisable through	December 2026
June 2017 [Member]
Shareholders’ Equity (Deficit) (Details) - Schedule of Outstanding Options Granted [Line Items]
Options outstanding	478
Average Exercise price per share (in Dollars per share) | $ / shares	$ 123
Options exercisable	478
Exercisable through	June 2027
November 2017 [Member]
Shareholders’ Equity (Deficit) (Details) - Schedule of Outstanding Options Granted [Line Items]
Options outstanding	597
Average Exercise price per share (in Dollars per share) | $ / shares	$ 23.07
Options exercisable	597
Exercisable through	November 2027
August 2019 [Member]
Shareholders’ Equity (Deficit) (Details) - Schedule of Outstanding Options Granted [Line Items]
Options outstanding	2,389
Average Exercise price per share (in Dollars per share) | $ / shares	$ 23.07
Options exercisable	2,389
Exercisable through	August 2029
June 2020 [Member]
Shareholders’ Equity (Deficit) (Details) - Schedule of Outstanding Options Granted [Line Items]
Options outstanding	2,150
Average Exercise price per share (in Dollars per share) | $ / shares	$ 85.19
Options exercisable	2,150
Exercisable through	June 2030
April 2021 [Member]
Shareholders’ Equity (Deficit) (Details) - Schedule of Outstanding Options Granted [Line Items]
Options outstanding	1,794
Average Exercise price per share (in Dollars per share) | $ / shares	$ 23.07
Options exercisable	1,794
Exercisable through	April 2031
August 2021 [Member]
Shareholders’ Equity (Deficit) (Details) - Schedule of Outstanding Options Granted [Line Items]
Options outstanding	500
Average Exercise price per share (in Dollars per share) | $ / shares	$ 23.07
Options exercisable	374
Exercisable through	August 2031
December 2021 [Member]
Shareholders’ Equity (Deficit) (Details) - Schedule of Outstanding Options Granted [Line Items]
Options outstanding	333
Average Exercise price per share (in Dollars per share) | $ / shares	$ 204
Options exercisable	222
Exercisable through	December 2031
May 2022 [Member]
Shareholders’ Equity (Deficit) (Details) - Schedule of Outstanding Options Granted [Line Items]
Options outstanding	1,872
Average Exercise price per share (in Dollars per share) | $ / shares	$ 23.07
Options exercisable	1,872
Exercisable through	May 2032
November 2022 [Member]
Shareholders’ Equity (Deficit) (Details) - Schedule of Outstanding Options Granted [Line Items]
Options outstanding	167
Average Exercise price per share (in Dollars per share) | $ / shares	$ 31.05
Options exercisable	83
Exercisable through	November 2032
February 2023 [Member]
Shareholders’ Equity (Deficit) (Details) - Schedule of Outstanding Options Granted [Line Items]
Options outstanding	534
Average Exercise price per share (in Dollars per share) | $ / shares	$ 24.36
Options exercisable
Exercisable through	February 2033
May 2023 [Member]
Shareholders’ Equity (Deficit) (Details) - Schedule of Outstanding Options Granted [Line Items]
Options outstanding	5,529
Average Exercise price per share (in Dollars per share) | $ / shares	$ 18.13
Options exercisable	1,633
Exercisable through	May 2033